Award Timing Disclosure	12 Months Ended
May 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not backdate stock options or grant equity retroactively. We do not coordinate grants of equity with disclosures of positive or negative information. Most equity is granted in the ordinary course, annually, at the Committee’s July meeting.

The Committee eliminated the granting of stock options from its executive compensation program in 2016. However, historically, stock options were granted with an exercise price equal to the closing market price of our common stock on the NYSE on the date of grant. If a stock option grant were to be made other than during the routine July Committee meeting, the Company would approve the grant to be made on the first trading day of the month on or following the grantee’s date of hire.

Award Timing Method

The Committee eliminated the granting of stock options from its executive compensation program in 2016. However, historically, stock options were granted with an exercise price equal to the closing market price of our common stock on the NYSE on the date of grant. If a stock option grant were to be made other than during the routine July Committee meeting, the Company would approve the grant to be made on the first trading day of the month on or following the grantee’s date of hire.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

We do not backdate stock options or grant equity retroactively. We do not coordinate grants of equity with disclosures of positive or negative information. Most equity is granted in the ordinary course, annually, at the Committee’s July meeting.

MNPI Disclosure Timed for Compensation Value	false